Retirement Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement Plan

Retirement Plan

The Company has a 401(k)-profit sharing plan (the “401(k) Plan”) for the benefit of all employees who have attained the age of 21 years old and have completed 60 days of service. Eligible employees may contribute to the 401(k) Plan subject to certain limitations. Under the provisions of the 401(k) Plan, the Company will make a safe harbor non-elective contribution equal to 3% of each participant’s compensation and may make discretionary matching contributions, as well as profit sharing contributions, as determined by management. The Company made profit sharing contributions of $0, $33,600 and $33,000 in 2020, 2019, and 2018, respectively. The Company made safe harbor non-elective contributions of $377,724, $292,204, and $230,146 to the 401(k) Plan during the years ended December 31, 2020, 2019, and 2018, respectively.